Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 12 - Commitments and contingencies

A.	Service agreement with the Chief Executive Officer

On February 24, 2020, a consulting agreement was signed by the Company and Mr. Ori Gilboa (the “Consulting Agreement” and “Mr. Gilboa”, respectively), under which Mr. Gilboa was appointed to the full-time position as the Company’s Chief Executive Officer (“CEO”), which includes but is not limited to, relations with investors, relations with various authorities regarding the Company’s operations, relations with financial institutions that the Company works with and with their various consultants, as well as additional activities, all as demanded from time to time by the Company’s board of directors (the “Services” and “Board of Directors”, respectively).

The appointment of Mr. Gilboa as the Company’s CEO became effective September 1, 2019 and the Consulting Agreement will continue being in effect until termination, as set forth in the Consulting Agreement.

In respect of the fulfillment of the position of CEO and Mr. Gilboa’s rending of the Services to the Company, Mr. Gilboa was initially entitled to (i) a monthly fee of NIS 60 plus VAT, (ii) reimbursement of reasonable expenses against receipts or other document in accordance with the Company’s procedures, (iii) insurance coverage, indemnification and exemption from liability, as is customary practice regarding senior officers and directors, (iv) an annual bonus of up to total amount of NIS 360 or a higher amount at the discretion of the Board of Directors and subject to provisions of the remuneration policy in effect from time to time and (v) a grant of 232,000 options exercisable into the same number of ordinary shares over 4-years period based on a vesting schedule which may be subject to acceleration upon occurrence of certain events set forth in the Consulting Agreement.

On February 16, 2021, the Company’s shareholders approved to update the employment terms of Mr. Gilboa, to be effective from September 1, 2020 over a 3-year period. These terms included: (i) monthly compensation of NIS 90 plus VAT, to be updated annually by 12%, subject to the approval of the Board of Directors; (ii) an annual contingent bonus for each year in which Mr. Gilboa rendered management Services to the Company, in an amount of up to 6 monthly salaries, as shall be in effect at that time, subject to discretion of the Board of Directors and subject to provisions of the remuneration policy in effect from time to time; and (iii) a grant of 126,000 options exercisable into the same number of ordinary shares, at an exercise price of NIS 36 per share, to vest over a 4-year period.

On August 14, 2023, the Company’s shareholders approved to update the employment terms of Mr. Gilboa, to be effective from September 1, 2023 over a 3-year period. These terms included: (i) monthly compensation of NIS 120 plus VAT, which shall be indexed on quarterly basis to the ICPI (the “Consulting Fee”); (ii) annual contingent bonus for each year in which Mr. Gilboa rendered management Services to the Company, in an amount of up to 6 monthly Consulting Fees, as shall be in effect at that time, subject to discretion of the Board of Directors and subject to provisions of the remuneration policy in effect from time to time; and (iii) a grant of 900,000 Restricted Share Units (“RSUs”) exercisable into the same number of ordinary shares, based on vesting schedule as determined in the RSU Agreement.

For more information, see Note 14B and Note 18 below.

B.	Asset purchase agreement

On August 26, 2024, the Company completed an asset purchase agreement for the Generation-3 camera products and intellectual property (IP) of Micronet Ltd. (hereinafter - “Micronet”), an Israeli public company which is a developer of advanced telematics systems, cameras, and Driver Monitoring Systems (DMS). Under the terms of the agreement, the Company acquired the intellectual property and inventory related to Micronet’s Generation 3 camera at no upfront cost. The acquisition was structured as an earn-out agreement, with future royalty payments to Micronet contingent upon the sale of products incorporating the acquired camera technology, if any.

As the transaction represented the acquisition of intangible assets (IP) for contingent variable consideration that depend, among others, on the company’s future actions, it was determined that the company’s obligation to future payment does not meet the definition of a financial liability. Thus, it was determined that any amounts that the company will be required to be pay as future royalty payments due to sales of products incorporating the acquired Micronet camera technology, will be recognized as expense, in the periods when such sales will be reflected as revenues. In the years ended December 31 2024 and 2025, the Company dis not had any revenues on Micronet IP and thus, it was not required to pay any royalties.

C.	Leasing transaction - see Note 9 above.